CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Net Income	$ (2,171,292)	$ (1,354,837)	$ (1,787,669)	$ (356,595)
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and Amortization	112,558	21,695	61,024	2,987
Common Stock Issued in Exchange for Services		8,000,000	800,000	6,800
Common Stock Issued for Sponsorship	476,000	34,388	34,388
Common Stock Issued for Compensation	2,578	72,348	290,100	136,000
Preferred Stock Issued for Compensation		290,100		7,900
Interest expense related to warrant issued in private placement	281,565
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	37,548	(231,736)	(63,543)	(36,400)
Decrease (increase) in other receivable			(14,876)
Decrease (increase) in inventory	(24,019)	(296,775)	(619,405)	(9,163)
Decrease (increase) in prepaids		36,134	36,134	(36,134)
Decrease (increase) in intercompany transactions	1
Decrease (increase) in other current assets	(3,897)	(22,921)	(1,001)	(2,462)
Decrease (increase) in deposits		(6,500)	(6,500)
Decrease (increase) in right-of-use asset	(387,654)	(361,488)	(378,013)
Increase (decrease) in accounts payable	57,378	20,877	42,456	21,604
Increase (decrease) in credit card payable	8,117	756	4,126	1,236
Increase (decrease) in accrued compensation	196,042
Increase (decrease) in accrued expenses	37,661	(9,670)	15,261	564
Increase (decrease) in derivative liability	217,806
Increase (decrease) in lease liability	287,140	374,495	357,171
Net cash provided by (used in) operating activities	(872,468)	(633,134)	(1,228,699)	(263,663)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(54,135)	(99,800)	(127,687)	(30,794)
Common Stock Issued for Trademark			59,250
Changes in goodwill		(61,000)
Purchase of intellectual property		(81,750)	(81,750)
Investment			1,648	(1,648)
Net cash provided by (used in) investing activities	(54,135)	(242,550)	(148,539)	(32,442)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from shareholder payable				106,000
Changes in note payable - related party	(9,000)	63,000	60,000	20,000
Changes in line of credit - related party	325,500	642,151	1,092,151
Changes line of credit		255,000	255,000	143,470
Cash received from convertible debt	500,000
Changes in PPP note payable	95,161
Net cash provided by (used in) financing activities	911,661	960,151	1,407,151	269,470
Net cash increase for period	(14,942)	84,467	28,265	(26,635)
Cash at beginning of period	36,223	7,958	7,958	34,593
Cash at end of period	21,281	92,425	36,223	7,958
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest	35,877		5,158
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned		186,500	(186,500)	(1,025,000)
Supplemental Disclosure Of Non-Cash Investing And Financing Activities		$ 186,500	$ (186,500)	$ (1,025,000)